Income taxes - Movement in Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Net Deferred Taxes
Balance, beginning of the year	$ 5,512	$ 5,705
Recognized in profit and loss	(19,713)	(193)
Balance, end of year	$ (14,201)	$ 5,512